Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets And Goodwill [Abstract]
Estimated Useful Lives of Intangible Assets

Intangible assets consist of the following (in thousands):

	Goodwill	Brand, trademarks & domain names	Customer relationships	Development costs	Total
Cost
At January 1, 2020	$341,067	$965,317	$6,010	$163,933	$1,476,327
Additions	-	14,000	-	89,282	103,282
Additions acquired through business combinations (1)	15,474	4,826	-	-	20,300
Foreign exchange movements	(20)	4,265	850	216	5,311
At December 31, 2020	356,521	988,408	6,860	253,431	1,605,220
Additions	-	131,161	395	118,661	250,217
Additions acquired through business combinations (1)	27,006	7,279	1,692	9,899	45,876
Disposals	-	(3)	-	(11)	(14)
Foreign exchange movements	(1,242)	(2,116)	(52)	(122)	(3,532)
At December 31, 2021	382,285	1,124,729	8,895	381,858	1,897,767
Accumulated amortization and impairment
At January 1, 2020	-	(57,014)	(1,786)	(54,560)	(113,360)
Amortization for year	-	(125,325)	(34)	(52,498)	(177,857)
Impairment for year	-	(36,269)	-	-	(36,269)
Foreign exchange movements	-	1,593	(1,806)	1,807	1,594
At December 31, 2020	-	(217,015)	(3,626)	(105,251)	(325,892)
Amortization for year	-	(132,592)	(451)	(68,591)	(201,634)
Impairment for year	-	(11,779)	-	-	(11,779)
Disposals	-	3	-	(30)	(27)
Foreign exchange movements	-	1,115	(64)	171	1,222
At December 31, 2021	-	(360,268)	(4,141)	(173,701)	(538,110)
Net book value
At December 31, 2020	356,521	771,393	3,234	148,180	1,279,328
At December 31, 2021	$382,285	$764,461	$4,754	$208,157	$1,359,657

(1)	Refer to Note 5, Business combinations.

Summary of Goodwill by Cash Generating Unit	The goodwill amounts for each CGU or group of CGU consists of the following at December 31 (in thousands):
	2020	2021
CGU
Marketplace (FF.com)	$153,086	$176,776
Browns - Platform	19,015	19,015
CuriosityChina	3,039	3,039
Brand Platform - New Guards	181,381	181,381
Farfetch Platform Solutions	—	2,074
Total Goodwill	$356,521	$382,285

Summary of Key Assumptions of Change to Recoverable Amount of Each Cash Generating Unit

The recoverable amount of each CGU would equal its carrying amount if the key assumptions were to change as follows:

	Marketplace (FF.com)	Browns – Platform	CuriosityChina	Brand Platform – New Guards
Budgeted annual revenue growth (change in pp)	(5.4)	(3.3)	(0.7)	(13.6)
Post-tax discount rate (change in pp)	1.4	1.2	0.2	3.8
Budgeted gross profit margin (change in pp)	(1.1)	(0.5)	(3.5)	(11.9)
Long term growth rate (change in pp)	(1.4)	(3.6)	(0.3)	(3.7)